CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Personnel expenses (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel expenses
Wages and salaries	$ 357,921,430	$ 266,893,173	$ 277,271,540
Employee benefits	96,408,881	83,260,379	71,566,763
Severance benefits	7,338,126	6,290,886	6,052,239
Other personnel expenses	27,988,279	22,037,675	21,305,979
Total	$ 489,656,716	$ 378,482,113	$ 376,196,521